Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Archer Growth ETF
Shareholder Report [Line Items]
Fund Name	Archer Growth ETF
Class Name	Archer Growth ETF
Trading Symbol	ARWG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Archer Growth ETF for the period of December 30, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thearcherfunds.com. You can also request this information by contacting us at 1-317-581-5664.
Additional Information Phone Number	1-317-581-5664
Additional Information Website	https://www.thearcherfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Archer Growth ETF	$14	0.85%
[1],[2]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.85%
Net Assets	$ 11,506,893
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	318.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$11,506,893
Number of Holdings	41
Portfolio Turnover	318%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?*,** (as of February 28, 2026)

Top Sectors	(%)
Technology	40.1%
Industrials	18.2%
Materials	17.0%
Consumer Discretionary	6.8%
Financials	4.6%
Health Care	4.3%
Communications	2.8%
Energy	2.7%
Consumer Staples	2.3%
Cash & Other	1.2%

Top 10 Issuers	(%)
AAR Corp.	2.9%
Wheaton Precious Metals Corp.	2.9%
HubSpot, Inc.	2.9%
Roku, Inc.	2.8%
Western Digital Corp.	2.8%
General Electric Co.	2.8%
Teradyne, Inc.	2.8%
Lumentum Holdings, Inc.	2.7%
Vertiv Holdings Co.	2.7%
Patterson-UTI Energy, Inc.	2.7%
[3],[4]
Updated Prospectus Web Address	https://www.thearcherfunds.com

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Concentration Risk. The Fund at times may hold large positions in certain companies and/or sectors, and the Fund’s performance may suffer if these companies or sectors under-perform. As a non-diversified fund, the Fund may be subject to greater volatility than a more diversified investment. A fluctuation in one stock could significantly affect overall performance. The Fund may also be concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors under-perform the overall stock market.

[4]
*	Percentages are stated as a percent of net assets.